United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Six months ended 05/31/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2017
Share Class	Ticker
A	CAPAX
B	CAPBX
C	CAPCX
F	CAPFX
R	CAPRX
Institutional	CAPSX

Federated Capital Income Fund
Fund Established 1988

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2016 through May 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities	39.3%
Domestic Fixed-Income Securities	22.4%
International Fixed-Income Securities	11.0%
U.S. Government Agency Mortgage-Backed Securities	10.0%
International Equity Securities	5.9%
Foreign Governments/Agencies	4.7%
Non-Agency Mortgage-Backed Securities	2.2%
Asset-Backed Securities	0.8%
U.S. Treasury	0.4%
Derivative Contracts[2,3]	0.0%
Other Security Type[3,4]	0.0%
Cash Equivalents[5]	2.6%
Other Assets and Liabilities—Net[6]	0.7%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Other Security Type consists of option contracts.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At May 31, 2017, the Fund's sector composition7 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Financials	23.5%
Health Care	13.5%
Information Technology	13.0%
Industrials	12.3%
Energy	9.1%
Consumer Staples	6.8%
Utilities	5.9%
Consumer Discretionary	5.6%
Real Estate	4.0%
Telecommunication Services	3.6%
Materials	2.7%
TOTAL	100.0%
7	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2017 (unaudited)
Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—38.9%
	Consumer Discretionary—2.6%
103,541	CBS Corp., Class B	$6,327,390
76,045	Choice Hotels International, Inc.	4,939,123
71,412	D. R. Horton, Inc.	2,334,458
160,463	Goodyear Tire & Rubber Co.	5,170,118
37,578	Home Depot, Inc.	5,768,599
176,604	Honda Motor Co. Ltd., ADR	4,932,550
215,314	Regal Entertainment Group	4,478,531
137,069	TJX Cos., Inc.	10,308,959
64,769	Time Warner, Inc.	6,443,868
	TOTAL	50,703,596
	Consumer Staples—2.7%
61,953	CVS Health Corp.	4,759,849
411,095	Conagra Brands, Inc.	15,843,601
19,750	Ingredion, Inc.	2,253,278
100,342	Smucker (J.M.) Co.	12,828,725
54,489	Spectrum Brands Holdings, Inc.	7,326,046
128,780	Wal-Mart Stores, Inc.	10,122,108
	TOTAL	53,133,607
	Energy—4.1%
130,363	BP PLC, ADR	4,712,622
285,022	Baker Hughes, Inc.	15,718,963
220,325	ENI S.p.A, ADR	7,019,555
25,134	EOG Resources, Inc.	2,269,852
515,704	Ensco PLC	3,217,993
87,114	Exxon Mobil Corp.	7,012,677
114,794	Helmerich & Payne, Inc.	6,045,052
531,378	Nabors Industries Ltd.	4,676,126
172,491	Oceaneering International, Inc.	4,205,331
407,119	PBF Energy, Inc.	7,865,539
76,448	Targa Resources Investments, Inc.	3,511,257
62,893	Tesoro Petroleum Corp.	5,235,213
93,969	Total SA, ADR	4,914,579
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Energy—continued
81,030	Valero Energy Corp.	$4,980,914
	TOTAL	81,385,673
	Financials—9.7%
65,177	Aflac, Inc.	4,913,042
179,254	Allstate Corp.	15,476,790
55,017	American Express Co.	4,233,008
73,742	American International Group, Inc.	4,692,203
228,122	BB&T Corp.	9,501,281
741,173	Bank of America Corp.	16,609,687
31,660	Chubb Ltd.	4,533,395
164,231	Citigroup, Inc.	9,942,545
130,511	Discover Financial Services	7,660,996
177,034	East West Bancorp, Inc.	9,689,071
43,742	Goldman Sachs Group, Inc.	9,240,935
101,430	Hartford Financial Services Group, Inc.	5,009,628
193,999	JPMorgan Chase & Co.	15,937,018
159,604	Lazard Ltd., Class A	7,102,378
25,457	M & T Bank Corp.	3,983,257
394,856	Morgan Stanley	16,481,289
352,092	Old Republic International Corp.	6,964,380
119,747	PNC Financial Services Group	14,213,969
54,343	Raymond James Financial, Inc.	3,927,369
202,396	Sun Life Financial Services of Canada	6,626,445
91,131	The Bank of New York Mellon Corp.	4,294,093
56,257	The Travelers Cos., Inc.	7,023,686
99,173	U.S. Bancorp	5,046,914
	TOTAL	193,103,379
	Health Care—4.3%
141,716	AbbVie, Inc.	9,356,091
49,252	AmerisourceBergen Corp.	4,519,856
50,464	Amgen, Inc.	7,834,031
13,230	Becton, Dickinson & Co.	2,503,513
86,228	Cardinal Health, Inc.	6,405,878
462,392	GlaxoSmithKline PLC, Sponsored ADR	20,451,598
18,604	Johnson & Johnson	2,385,963
148,796	Merck & Co., Inc.	9,688,107
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Health Care—continued
73,775	Pfizer, Inc.	$2,408,754
99,567	Quest Diagnostics, Inc.	10,829,903
52,843	UnitedHealth Group, Inc.	9,257,037
	TOTAL	85,640,731
	Industrials—4.6%
136,903	Allison Transmission Holdings, Inc.	5,300,884
26,949	Boeing Co.	5,056,441
44,817	Caterpillar, Inc.	4,725,056
45,737	Deere & Co.	5,600,953
91,540	Delta Air Lines, Inc.	4,497,360
111,903	Eaton Corp. PLC	8,659,054
53,408	Huntington Ingalls Industries, Inc.	10,457,821
112,029	Ingersoll-Rand PLC	10,037,798
27,333	L3 Technologies, Inc.	4,608,071
73,574	Manpower Group, Inc.	7,494,983
215,516	Masco Corp.	8,027,971
56,868	Norfolk Southern Corp.	7,053,338
14,918	Parker-Hannifin Corp.	2,349,137
98,538	Waste Management, Inc.	7,184,406
	TOTAL	91,053,273
	Information Technology—5.9%
73,954	Apple, Inc.	11,297,213
300,395	Applied Materials, Inc.	13,782,123
152,553	Cisco Systems, Inc.	4,809,996
395,133	Corning, Inc.	11,498,370
24,197	DXC Technology Co.	1,875,751
709,502	HP, Inc.	13,310,258
63,072	Harris Corp.	7,074,156
281,683	Hewlett Packard Enterprise Co.	5,298,457
130,649	Intel Corp.	4,717,735
51,208	KLA-Tencor Corp.	5,325,632
73,399	Lam Research Corp.	11,389,323
145,924	Seagate Technology	6,357,909
239,917	Texas Instruments, Inc.	19,790,753
	TOTAL	116,527,676
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—1.2%
207,021		CRH PLC, ADR	$7,477,598
93,516		Cabot Corp.	4,884,341
39,120		Dow Chemical Co.	2,423,875
240,960		Rio Tinto PLC, ADR	9,713,098
		TOTAL	24,498,912
		Real Estate—1.2%
95,936		DCT Industrial Trust, Inc.	5,056,786
54,620		Digital Realty Trust, Inc.	6,455,538
105,451		Duke Realty Corp.	3,023,280
193,710		GGP, Inc.	4,315,859
62,805		Sun Communities, Inc.	5,410,023
		TOTAL	24,261,486
		Telecommunication Services—1.7%
479,854		AT&T, Inc.	18,488,775
293,471		CenturyLink, Inc.	7,322,101
147,263		Verizon Communications, Inc.	6,868,346
		TOTAL	32,679,222
		Utilities—0.9%
94,477		American Electric Power Co., Inc.	6,781,559
175,083		National Grid PLC, ADR	11,993,213
		TOTAL	18,774,772
		TOTAL COMMON STOCKS (IDENTIFIED COST $702,336,801)	771,762,327
		CORPORATE BONDS—4.7%
		Basic Industry - Chemicals—0.1%
$350,000		Albemarle Corp., 4.150%, 12/01/2024	369,863
1,110,000		Valspar Corp., Sr. Unsecd. Note, 3.300%, 02/01/2025	1,106,702
		TOTAL	1,476,565
		Basic Industry - Metals & Mining—0.0%
475,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	493,810
		Basic Industry - Paper—0.0%
60,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	63,240
		Capital Goods - Aerospace & Defense—0.1%
450,000	[1,2]	Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.150%, 04/10/2027	457,029
1,000,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	1,000,305
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—continued
$411,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	$437,143
		TOTAL	1,894,477
		Capital Goods - Building Materials—0.0%
240,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	257,232
		Capital Goods - Diversified Manufacturing—0.0%
500,000	[1,2]	Parker-Hannifin Corp., Sr. Unsecd. Note, Series 144A, 3.250%, 03/01/2027	509,536
		Communications - Cable & Satellite—0.1%
530,000		Comcast Corp., Sr. Unsecd. Note, 2.750%, 03/01/2023	537,673
400,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 02/01/2027	407,689
475,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	508,404
		TOTAL	1,453,766
		Communications - Media & Entertainment—0.1%
400,000		CBS Corp., 4.900%, 08/15/2044	418,111
550,000		Discovery Communications, Sr. Unsecd. Note, 4.900%, 03/11/2026	580,083
550,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	529,567
		TOTAL	1,527,761
		Communications - Telecom Wireless—0.0%
350,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	386,709
400,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 02/15/2026	426,914
		TOTAL	813,623
		Communications - Telecom Wirelines—0.2%
800,000		AT&T, Inc., Sr. Unsecd. Note, 3.400%, 05/15/2025	787,295
300,000		AT&T, Inc., Sr. Unsecd. Note, 4.250%, 03/01/2027	309,329
350,000		AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	358,610
350,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 03/08/2047	369,527
1,256,000	[1,2]	Verizon Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.012%, 4/15/2049	1,268,671
		TOTAL	3,093,432
		Communications Equipment—0.8%
28,218,000		Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	15,422,125
		Consumer Cyclical - Automotive—0.1%
400,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.850%, 01/06/2022	406,868
350,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	330,375
300,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	292,859
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$400,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.250%, 01/13/2020	$401,994
		TOTAL	1,432,096
		Consumer Cyclical - Retailers—0.1%
370,000		AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 06/01/2027	374,370
797,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 07/20/2025	836,325
280,000		Dollar General Corp., Sr. Unsecd. Note, 3.875%, 04/15/2027	287,958
		TOTAL	1,498,653
		Consumer Cyclical - Services—0.0%
400,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	410,839
400,000		Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	410,096
		TOTAL	820,935
		Consumer Non-Cyclical - Food/Beverage—0.2%
480,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/02/2026	466,324
800,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	824,227
180,000	[1,2]	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.500%, 01/29/2028	183,541
150,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 06/01/2026	144,110
130,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	124,738
300,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 3.000%, 07/15/2026	291,931
345,000	[1,2]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.000%, 10/28/2021	337,053
1,300,000		PepsiCo, Inc., 2.750%, 04/30/2025	1,295,683
100,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 02/01/2027	103,603
95,000		Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 06/02/2027	95,952
280,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.550%, 06/02/2047	286,894
		TOTAL	4,154,056
		Consumer Non-Cyclical - Health Care—0.1%
500,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	525,632
400,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 06/06/2047	407,345
250,000		Medtronic Global Holdings, Sr. Unsecd. Note, 3.350%, 04/01/2027	255,885
		TOTAL	1,188,862
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
250,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	255,472
250,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	267,010
134,000		Actavis Funding SCS, Sr. Unsecd. Note, 4.750%, 03/15/2045	142,539
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$300,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 4.500%, 02/01/2045	$307,411
250,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.200%, 07/21/2021	245,334
250,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.150%, 10/01/2026	235,241
	TOTAL	1,453,007
	Consumer Non-Cyclical - Supermarkets—0.0%
400,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 02/01/2047	400,854
	Consumer Non-Cyclical - Tobacco—0.0%
570,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 08/04/2041	706,442
	Energy - Independent—0.1%
490,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 03/15/2026	551,048
550,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 04/15/2024	561,819
550,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 01/15/2026	586,658
250,000	Hess Corp., Sr. Unsecd. Note, 3.500%, 07/15/2024	245,869
550,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	548,729
	TOTAL	2,494,123
	Energy - Integrated—0.1%
500,000	BP Capital Markets PLC, Company Guarantee, 3.561%, 11/01/2021	525,257
750,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	788,368
500,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 01/23/2045	498,550
255,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 05/10/2026	253,208
205,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 05/10/2046	202,685
	TOTAL	2,268,068
	Energy - Midstream—0.2%
605,000	Energy Transfer Partners, Sr. Unsecd. Note, 4.050%, 03/15/2025	615,736
470,000	Enterprise Products Operating, Sr. Unsecd. Note, 3.950%, 02/15/2027	492,456
550,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.300%, 09/15/2020	596,907
550,000	Kinder Morgan, Inc., 5.050%, 02/15/2046	556,038
435,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 03/01/2027	442,537
230,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 05/25/2027	231,974
500,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 01/15/2025	512,778
500,000	Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	527,040
	TOTAL	3,975,466
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Energy - Oil Field Services—0.0%
$550,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.000%, 12/21/2025	$581,754
		Energy - Refining—0.1%
500,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 04/01/2026	539,439
500,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	609,618
		TOTAL	1,149,057
		Financial Institution - Banking—0.8%
675,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 05/05/2021	675,844
390,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 04/01/2022	396,142
600,000		Bank of America Corp., Sr. Unsecd. Note, 2.000%, 01/11/2018	601,569
1,000,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	1,021,296
400,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 05/16/2023	403,748
1,000,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 03/30/2021	1,008,030
800,000		Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	778,442
730,000		Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 2.500%, 03/14/2019	736,514
1,000,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	996,686
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 06/05/2028	1,000,000
1,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 05/25/2026	1,033,939
540,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 3.150%, 03/14/2021	554,036
1,600,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 02/01/2028	1,641,222
400,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 05/18/2022	401,490
450,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	638,731
950,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	1,149,033
750,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	786,796
490,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	502,394
800,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	816,479
850,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	827,741
		TOTAL	15,970,132
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
505,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	568,603
500,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	512,540
400,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 04/01/2027	402,504
		TOTAL	1,483,647
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—0.1%
$160,000		AerCap Ireland Capital Ltd., Sr. Unsecd. Note, 3.500%, 05/26/2022	$164,754
420,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 02/01/2022	439,706
400,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 02/09/2027	404,598
500,000		GE Capital International Funding Co., 2.342%, 11/15/2020	505,272
500,000		GE Capital International Funding Co., 3.373%, 11/15/2025	522,111
		TOTAL	2,036,441
		Financial Institution - Insurance - Life—0.2%
900,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	953,196
700,000		American International Group, Inc., Sr. Unsecd. Note, 4.375%, 01/15/2055	674,629
900,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	965,182
1,000,000	[1,2]	MET Life Global Funding I, Series 144A, 3.875%, 04/11/2022	1,064,630
200,000	[1,2]	Massachusetts Mutual Life, Sub. Note, Series 144A, 4.900%, 04/01/2077	212,251
700,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	758,832
		TOTAL	4,628,720
		Financial Institution - Insurance - P&C—0.1%
400,000		CNA Financial Corp., Sr. Unsecd. Note, 4.500%, 03/01/2026	432,860
400,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2023	430,120
1,000,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	1,664,387
		TOTAL	2,527,367
		Financial Institution - REIT - Apartment—0.1%
395,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 05/15/2027	398,907
450,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	465,106
20,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	20,440
450,000		UDR, Inc., 3.750%, 07/01/2024	462,231
		TOTAL	1,346,684
		Financial Institution - REIT - Healthcare—0.1%
800,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.950%, 01/15/2021	863,147
200,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 03/15/2027	204,192
		TOTAL	1,067,339
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Office—0.0%
$400,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	$415,105
		Financial Institution - REIT - Retail—0.0%
20,000		Equity One, Inc., Sr. Unsecd. Note, 3.750%, 11/15/2022	20,827
390,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 04/01/2027	390,919
		TOTAL	411,746
		Technology—0.2%
1,500,000		Apple, Inc., Sr. Unsecd. Note, 2.500%, 02/09/2022	1,522,458
390,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.875%, 01/15/2027	396,544
130,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.420%, 06/15/2021	137,123
500,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.020%, 06/15/2026	552,454
250,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	248,961
650,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.000%, 10/15/2025	725,724
300,000		Microsoft Corporation, Sr. Unsecd. Note, 2.400%, 08/08/2026	289,347
300,000		Qualcomm, Inc., Sr. Unsecd. Note, 2.100%, 05/20/2020	301,230
155,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	170,044
		TOTAL	4,343,885
		Transportation - Railroads—0.1%
400,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 04/01/2025	406,396
423,000		Kansas City Southern Industries, Sr. Unsecd. Note, 3.850%, 11/15/2023	440,820
		TOTAL	847,216
		Transportation - Services—0.1%
420,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 4.500%, 02/15/2045	403,476
550,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 02/01/2022	566,804
340,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 03/01/2022	343,254
		TOTAL	1,313,534
		Utility - Electric—0.3%
800,000		Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	846,273
800,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	811,000
700,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	822,221
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$590,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	$593,073
490,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 3.055%, 10/04/2026	474,367
230,000		National Rural Utilities, Sr. Unsecd. Note, 2.950%, 02/07/2024	233,374
1,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	1,029,742
130,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 05/15/2047	133,533
150,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 01/15/2025	151,165
700,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 05/15/2026	686,409
700,000		Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	688,463
280,000		Virginia Electric & Power, Sr. Unsecd. Note, Series A, 3.500%, 03/15/2027	290,649
		TOTAL	6,760,269
		Utility - Natural Gas—0.0%
250,000	[1,2]	Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.800%, 03/15/2047	261,392
		TOTAL CORPORATE BONDS (IDENTIFIED COST $89,337,675)	92,542,417
		ASSET-BACKED SECURITY—0.0%
387,540		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.270%, 01/15/2019 (IDENTIFIED COST $387,492)	388,254
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.5%
		Financials—0.5%
2,500,000		Federal Home Loan Mortgage Corp., K055, Class A2, 2.673%, 03/25/2026	2,499,249
2,225,000		Federal Home Loan Mortgage Corp., K054, Class A2, 2.745%, 01/25/2026	2,239,707
2,025,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.619%, 11/25/2045	2,098,568
2,770,000	[1,2]	FREMF Mortgage Trust 2015-K49, Class B, 3.721%, 10/25/2048	2,803,889
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $10,604,429)	9,641,413
		PREFERRED STOCKS—6.4%
		Consumer Staples—0.4%
57,508		Post Holdings, Inc., Conv. Pfd., 5.250%, 06/01/2017, Annual Dividend $5.25	7,915,344
		Financials—0.9%
4,362		Bank of America Corp., Series L, Pfd., 7.250%, 12/31/2049, Annual Dividend $72.50	5,413,242
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		PREFERRED STOCKS—continued
		Financials—continued
141,477		New York Community Cap Trust V, Conv. Pfd., 6.000%, 11/01/2051, Annual Dividend $3.00	$7,124,782
4,275		Wells Fargo Co., Series L, Pfd., 7.500%, 12/31/2049, Annual Dividend $75.00	5,412,107
		TOTAL	17,950,131
		Health Care—1.8%
19,987		Allergan PLC, Conv. Pfd., 5.500%, 03/01/2018, Annual Dividend $55.00	16,004,990
226,386		Anthem, Inc., Conv. Pfd., 5.250%, 05/01/2018, Annual Dividend $2.63	11,654,351
142,692		Becton Dickinson and Co., Conv. Pfd., 6.125%, 05/01/2020, Annual Dividend $2.62	7,635,449
		TOTAL	35,294,790
		Industrials—1.0%
210,000	[1,2]	Rexnord Corp., Conv. Pfd., 5.750%, 11/15/2019, Annual Dividend $2.88	11,148,900
75,000		Stanley Black & Decker, Inc., Conv. Pfd., 5.375%, 05/15/2020, Annual Dividend $5.36	7,817,250
		TOTAL	18,966,150
		Real Estate—0.6%
98,725		American Tower Corp., Conv. Pfd., 5.500%, 02/15/2018, Annual Dividend $5.50	11,698,912
		Utilities—1.7%
143,052		DTE Energy Co., Conv. Pfd., 6.500%, 10/01/2019, Annual Dividend $3.24	7,842,111
162,880		Dominion Resources, Inc., Conv. Pfd. Series A, 6.750%, 08/15/2019, Annual Dividend $3.38	8,368,774
109,651		Dynegy, Inc., Conv. Pfd., 5.375%, 11/01/2017, Annual Dividend $5.38	3,200,713
117,322		Exelon Corp., Conv. Pfd., 6.500%, 06/01/2017, Annual Dividend $3.25	6,094,878
140,010		Nextera Energy, Inc., Conv. Pfd., 6.371%, 09/01/2018, Annual Dividend $3.19	8,960,640
		TOTAL	34,467,116
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $130,148,377)	126,292,443
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.2%
$2,975,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 07/15/2049	3,008,263
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 08/10/2049	2,539,117
3,155,000		Commercial Mortgage Trust 2014-LC15, Class A4, 4.006%, 04/10/2047	3,375,139
4,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	4,113,988
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
$1,000,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 05/10/2049	$1,020,816
2,000,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 09/10/2049	1,980,093
1,400,000		Federal Home Loan Mortgage Corp. REMIC K060, Class A2, 3.271%, 10/25/2026	1,464,725
2,000,000		Federal National Mortgage Association REMIC 2016-M11, Class A2, 2.369%, 07/25/2026	1,937,430
2,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	2,017,701
950,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.110%, 12/12/2049	963,728
2,000,000		Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.351%, 12/15/2049	2,084,610
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $24,948,739)	24,505,610
		PURCHASED CALL OPTION—0.0%
		Consumer Discretionary—0.0%
5,000		Macy's, Inc., Strike Price $37.50; Expiration Date: 1/19/2018 (IDENTIFIED COST $1,068,750)	80,000
		PURCHASED PUT OPTIONS—0.1%
2,200		SPDR S&P 500 ETF Trust, Strike Price $238.00; Expiration Date: 6/16/2017	188,100
3,800		SPDR S&P 500 ETF Trust, Strike Price $238.00; Expiration Date: 7/21/2017	847,400
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,556,200)	1,035,500
		WARRANT—0.0%
		Materials—0.0%
4,803	[3,4]	Hercules, Inc., Warrants (IDENTIFIED COST $0)	8,969
		INVESTMENT COMPANIES—47.3%[5]
25,879,733		Emerging Markets Core Fund	263,196,883
24,023,489		Federated Mortgage Core Portfolio	237,111,841
14,152,501		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.00%[6]	14,156,746
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	INVESTMENT COMPANIES—continued[5]
65,198,241	High Yield Bond Portfolio	$421,832,617
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $920,478,321)	936,298,087
	TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $1,880,866,784)[7]	1,962,555,020
	OTHER ASSETS AND LIABILITIES - NET—0.9%	18,297,334
	TOTAL NET ASSETS—100%[8]	$1,980,852,354
At May 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[3]United States Treasury Note 2-Year Long Futures	1,000	$216,484,376	September 2017	$62,282
[3]United States Treasury Note 10-Year Long Futures	237	$29,932,359	September 2017	$125,665
[3]United States Treasury Note 5-Year Short Futures	90	$10,648,125	September 2017	$(19,688)
[3]United States Treasury Ultra Bond Short Futures	307	$50,693,375	September 2017	$(725,046)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(556,787)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2017, these restricted securities amounted to $29,388,726, which represented 1.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2017, these liquid restricted securities amounted to $29,388,726, which represented 1.5% of total net assets.
3	Non-income-producing security.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
5	Affiliated holdings.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $1,879,735,449.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2017.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$653,869,811	$—	$—	$653,869,811
International	117,892,516	—	—	117,892,516
Preferred Stocks
Domestic	126,292,443	—	—	126,292,443
Debt Securities:
Corporate Bonds	—	92,542,417	—	92,542,417
Asset-Backed Security	—	388,254	—	388,254
Commercial Mortgage-Backed Securities	—	9,641,413	—	9,641,413
Collateralized Mortgage Obligations	—	24,505,610	—	24,505,610
Purchased Call Option	80,000	—	—	80,000
Purchased Put Options	1,035,500	—	—	1,035,500
Warrant	—	—	8,969	8,969
Investment Companies[1]	14,156,746	—	—	936,298,087
TOTAL SECURITIES	$913,327,016	$127,077,694	$8,969	$1,962,555,020
Other Financial Instruments[2]
Assets	$187,947	$—	$—	$187,947
Liabilities	(744,734)	—	—	(744,734)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(556,787)	$—	$—	$(556,787)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $922,141,341 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$7.61	$7.69	$8.58	$8.60	$8.08	$7.60
Income From Investment Operations:
Net investment income	0.15	0.32[1]	0.44[1]	0.52[1]	0.47[1]	0.44[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	0.23	(0.04)	(0.94)	(0.03)	0.51	0.48
TOTAL FROM INVESTMENT OPERATIONS	0.38	0.28	(0.50)	0.49	0.98	0.92
Less Distributions:
Distributions from net investment income	(0.15)	(0.36)	(0.39)	(0.51)	(0.46)	(0.44)
Net Asset Value, End of Period	$7.84	$7.61	$7.69	$8.58	$8.60	$8.08
Total Return[2]	5.03%	3.82%	(6.01)%	5.78%	12.50%	12.45%
Ratios to Average Net Assets:
Net expenses	0.88%[3]	0.89%[4]	0.90%[4]	0.89%	0.90%	1.02%
Net investment income	3.90%[3]	4.32%	5.42%	5.94%	5.64%	5.49%
Expense waiver/reimbursement[5]	0.17%[3]	0.16%	0.16%	0.17%	0.29%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$693,122	$824,013	$1,005,246	$1,055,328	$497,631	$261,743
Portfolio turnover	24%	71%	89%	41%	35%	37%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.89% and 0.90% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$7.63	$7.71	$8.59	$8.62	$8.10	$7.62
Income From Investment Operations:
Net investment income	0.12	0.26[1]	0.38[1]	0.45[1]	0.41[1]	0.38[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	0.22	(0.04)	(0.94)	(0.03)	0.51	0.49
TOTAL FROM INVESTMENT OPERATIONS	0.34	0.22	(0.56)	0.42	0.92	0.87
Less Distributions:
Distributions from net investment income	(0.12)	(0.30)	(0.32)	(0.45)	(0.40)	(0.39)
Net Asset Value, End of Period	$7.85	$7.63	$7.71	$8.59	$8.62	$8.10
Total Return[2]	4.49%	3.02%	(6.60)%	4.87%	11.65%	11.58%
Ratios to Average Net Assets:
Net expenses	1.64%[3]	1.65%[4]	1.66%[4]	1.64%	1.65%	1.77%
Net investment income	3.13%[3]	3.55%	4.66%	5.19%	4.89%	4.73%
Expense waiver/reimbursement[5]	0.18%[3]	0.18%	0.18%	0.20%	0.31%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$90,771	$92,748	$93,803	$92,686	$59,919	$34,123
Portfolio turnover	24%	71%	89%	41%	35%	37%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.65% and 1.66% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$7.61	$7.69	$8.58	$8.60	$8.09	$7.60
Income From Investment Operations:
Net investment income	0.12	0.26[1]	0.38[1]	0.45[1]	0.41[1]	0.38[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	0.23	(0.04)	(0.95)	(0.02)	0.50	0.50
TOTAL FROM INVESTMENT OPERATIONS	0.35	0.22	(0.57)	0.43	0.91	0.88
Less Distributions:
Distributions from net investment income	(0.12)	(0.30)	(0.32)	(0.45)	(0.40)	(0.39)
Net Asset Value, End of Period	$7.84	$7.61	$7.69	$8.58	$8.60	$8.09
Total Return[2]	4.63%	3.03%	(6.72)%	5.02%	11.56%	11.76%
Ratios to Average Net Assets:
Net expenses	1.64%[3]	1.65%[4]	1.66%[4]	1.64%	1.65%	1.75%
Net investment income	3.14%[3]	3.56%	4.66%	5.19%	4.89%	4.77%
Expense waiver/reimbursement[5]	0.16%[3]	0.16%	0.15%	0.17%	0.28%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$672,470	$784,221	$989,215	$1,025,161	$333,452	$88,605
Portfolio turnover	24%	71%	89%	41%	35%	37%
1	Per share amounts have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.65% and 1.66% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$7.60	$7.69	$8.57	$8.59	$8.08	$7.60
Income From Investment Operations:
Net investment income	0.15	0.32[1]	0.44[1]	0.52[1]	0.47[1]	0.44[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	0.23	(0.05)	(0.93)	(0.03)	0.50	0.49
TOTAL FROM INVESTMENT OPERATIONS	0.38	0.27	(0.49)	0.49	0.97	0.93
Less Distributions:
Distributions from net investment income	(0.15)	(0.36)	(0.39)	(0.51)	(0.46)	(0.45)
Net Asset Value, End of Period	$7.83	$7.60	$7.69	$8.57	$8.59	$8.08
Total Return[2]	5.03%	3.67%	(5.91)%	5.78%	12.38%	12.46%
Ratios to Average Net Assets:
Net expenses	0.89%[3]	0.90%[4]	0.91%[4]	0.89%	0.89%	1.01%
Net investment income	3.88%[3]	4.30%	5.41%	5.95%	5.64%	5.49%
Expense waiver/reimbursement[5]	0.16%[3]	0.16%	0.16%	0.17%	0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$191,997	$197,858	$214,025	$211,873	$128,115	$84,041
Portfolio turnover	24%	71%	89%	41%	35%	37%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.90% and 0.91% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,			Period Ended 11/30/2013[1]
		2016	2015	2014
Net Asset Value, Beginning of Period	$7.62	$7.70	$8.58	$8.60	$8.01
Income From Investment Operations:
Net investment income	0.14	0.30[2]	0.43[2]	0.47[2]	0.19[2]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	0.23	(0.04)	(0.93)	(0.00)[3]	0.58
TOTAL FROM INVESTMENT OPERATIONS	0.37	0.26	(0.50)	0.47	0.77
Less Distributions:
Distributions from net investment income	(0.14)	(0.34)	(0.38)	(0.49)	(0.18)
Net Asset Value, End of Period	$7.85	$7.62	$7.70	$8.58	$8.60
Total Return[4]	4.92%	3.54%	(6.01)%	5.59%	9.70%
Ratios to Average Net Assets:
Net expenses	1.07%[5]	1.13%[6]	1.06%[6]	1.14%	1.14%[5]
Net investment income	3.72%[5]	4.08%	5.39%	5.38%	5.28%[5]
Expense waiver/reimbursement[7]	0.34%[5]	0.34%	0.34%	0.36%	0.73%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,249	$1,175	$1,455	$378	$0[8]
Portfolio turnover	24%	71%	89%	41%	35%[9]
1	Reflects operations for the period from June 25, 2013 (date of initial investment) to November 30, 2013.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.13% and 1.05% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2013.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,				Period Ended 11/30/2012[1]
		2016	2015	2014	2013
Net Asset Value, Beginning of Period	$7.62	$7.70	$8.58	$8.61	$8.09	$7.96
Income From Investment Operations:
Net investment income	0.16	0.34[2]	0.46[2]	0.54[2]	0.49[2]	0.31
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	0.22	(0.04)	(0.93)	(0.04)	0.51	0.14
TOTAL FROM INVESTMENT OPERATIONS	0.38	0.30	(0.47)	0.50	1.00	0.45
Less Distributions:
Distributions from net investment income	(0.16)	(0.38)	(0.41)	(0.53)	(0.48)	(0.32)
Net Asset Value, End of Period	$7.84	$7.62	$7.70	$8.58	$8.61	$8.09
Total Return[3]	5.02%	4.07%	(5.66)%	5.92%	12.76%	5.77%
Ratios to Average Net Assets:
Net expenses	0.63%[4]	0.64%[5]	0.65%[5]	0.64%	0.65%	0.64%[4]
Net investment income	4.13%[4]	4.57%	5.65%	6.19%	5.89%	5.80%[4]
Expense waiver/reimbursement[6]	0.16%[4]	0.16%	0.17%	0.16%	0.27%	0.41%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$331,243	$302,660	$372,679	$472,485	$142,842	$22,221
Portfolio turnover	24%	71%	89%	41%	35%	37%[7]
1	Reflects operations for the period from March 30, 2012 (date of initial investment) to November 30, 2012.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.64% and 0.65% for the years ended November 30, 2016 and 2015, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2012.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2017 (unaudited)
Assets:
Total investment in securities, at value including $936,298,087 of investments in affiliated holdings (Note 5) (identified cost $1,880,866,784)		$1,962,555,020
Cash		7,169,958
Cash denominated in foreign currencies (identified cost $37,151)		31,727
Restricted cash (Note 2)		1,007,598
Income receivable		6,261,371
Income receivable from affiliated holdings (Note 5)		3,880,551
Receivable for investments sold		22,502,476
Receivable for shares sold		645,108
TOTAL ASSETS		2,004,053,809
Liabilities:
Payable for investments purchased	$15,899,008
Payable for shares redeemed	5,828,247
Payable for daily variation margin on futures contracts	233,496
Payable to adviser (Note 5)	27,619
Payable for administrative fee (Note 5)	4,279
Payable for distribution services fee (Note 5)	494,149
Payable for other service fees (Notes 2 and 5)	335,298
Accrued expenses (Note 5)	379,359
TOTAL LIABILITIES		23,201,455
Net assets for 252,777,314 shares outstanding		$1,980,852,354
Net Assets Consist of:
Paid-in capital		$2,261,738,651
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		80,969,482
Accumulated net realized loss on investments, futures contracts, written options and foreign currency transactions		(365,083,905)
Undistributed net investment income		3,228,126
TOTAL NET ASSETS		$1,980,852,354
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($693,122,181 ÷ 88,456,325 shares outstanding), no par value, unlimited shares authorized	$7.84
Offering price per share (100/94.50 of $7.84)	$8.30
Redemption proceeds per share	$7.84
Class B Shares:
Net asset value per share ($90,770,767 ÷ 11,561,515 shares outstanding), no par value, unlimited shares authorized	$7.85
Offering price per share	$7.85
Redemption proceeds per share (94.50/100 of $7.85)	$7.42
Class C Shares:
Net asset value per share ($672,469,732 ÷ 85,824,463 shares outstanding), no par value, unlimited shares authorized	$7.84
Offering price per share	$7.84
Redemption proceeds per share (99.00/100 of $7.84)	$7.76
Class F Shares:
Net asset value per share ($191,997,495 ÷ 24,527,617 shares outstanding), no par value, unlimited shares authorized	$7.83
Offering price per share (100/99.00 of $7.83)	$7.91
Redemption proceeds per share (99.00/100 of $7.83)	$7.75
Class R Shares:
Net asset value per share ($1,249,237 ÷ 159,228 shares outstanding), no par value, unlimited shares authorized	$7.85
Offering price per share	$7.85
Redemption proceeds per share	$7.85
Institutional Shares:
Net asset value per share ($331,242,942 ÷ 42,248,166 shares outstanding), no par value, unlimited shares authorized	$7.84
Offering price per share	$7.84
Redemption proceeds per share	$7.84
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2017 (unaudited)
Investment Income:
Dividends (including $3,874,451 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $179,383)			$47,283,913
Interest			2,977,780
TOTAL INCOME			50,261,693
Expenses:
Investment adviser fee (Note 5)		$6,311,066
Administrative fee (Note 5)		825,665
Custodian fees		39,806
Transfer agent fee (Note 2)		977,955
Directors'/Trustees' fees (Note 5)		9,696
Auditing fees		16,649
Legal fees		3,727
Portfolio accounting fees		111,343
Distribution services fee (Note 5)		3,089,997
Other service fees (Notes 2 and 5)		2,218,003
Share registration costs		48,403
Printing and postage		71,773
Miscellaneous (Note 5)		19,867
TOTAL EXPENSES		13,743,950
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(966,832)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(745,038)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,711,870)
Net expenses			12,032,080
Net investment income			38,229,613
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(20,622,316)
Net realized loss on futures contracts			(411,331)
Net realized gain on written options			5,599,297
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			81,313,269
Net change in unrealized depreciation of futures contracts			(220,232)
Net change in unrealized appreciation of written options			(2,666,408)
Net realized and unrealized gain on investments, futures contracts, written options and foreign currency transactions			62,992,279
Change in net assets resulting from operations			$101,221,892
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2017	Year Ended 11/30/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$38,229,613	$96,388,853
Net realized loss on investments, including allocation from affiliated partnership, futures contracts, written options, swap contracts and foreign currency transactions	(15,434,350)	(116,902,103)
Net change in unrealized appreciation/depreciation of investments, futures contracts, written options and translation of assets and liabilities in foreign currency	78,426,629	98,503,447
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	101,221,892	77,990,197
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(14,501,264)	(43,280,960)
Class B Shares	(1,432,470)	(3,694,732)
Class C Shares	(11,253,154)	(35,120,447)
Class F Shares	(3,774,615)	(9,729,631)
Class R Shares	(21,158)	(53,937)
Institutional Shares	(6,735,299)	(15,998,537)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(37,717,960)	(107,878,244)
Share Transactions:
Proceeds from sale of shares	163,601,368	327,526,116
Net asset value of shares issued to shareholders in payment of distributions declared	35,576,617	101,235,899
Cost of shares redeemed	(484,505,344)	(872,622,133)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(285,327,359)	(443,860,118)
Change in net assets	(221,823,427)	(473,748,165)
Net Assets:
Beginning of period	2,202,675,781	2,676,423,946
End of period (including undistributed net investment income of $3,228,126 and $2,716,473, respectively)	$1,980,852,354	$2,202,675,781
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2017 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Capital Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income and long-term growth of income. Capital appreciation is a secondary objective.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service,
Semi-Annual Shareholder Report

in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The Fund had invested in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which was a limited partnership established under the laws of the state of Delaware. The Fund recorded daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $1,711,870 is disclosed in various locations in this Note 2 and Note 5. For the six months ended May 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$349,860	$(284,898)
Class B Shares	51,995	(39,422)
Class C Shares	342,148	(242,909)
Class F Shares	94,443	(66,025)
Class R Shares	1,174	—
Institutional Shares	138,335	(110,354)
TOTAL	$977,955	$(743,608)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the
Semi-Annual Shareholder Report

Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended May 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$945,800
Class B Shares	115,776
Class C Shares	913,270
Class F Shares	243,157
TOTAL	$2,218,003
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into interest rate swap contracts to seek to increase income and to manage country, currency, duration, individual security, market, sector/
Semi-Annual Shareholder Report

asset class and yield curve risks. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund's maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
The Fund uses credit default swaps to seek to increase income and to manage country, currency, duration, individual security, market, sector/asset class and yield curve risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
At May 31, 2017, the Fund had no outstanding swap contracts.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At May 31, 2017, the Fund had no outstanding foreign exchange contracts.
Semi-Annual Shareholder Report

The average value at settlement date payable of foreign exchange contracts purchased by the Fund throughout the period was $4,730. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, sector/asset class, yield curve and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $279,639,912 and $110,121,623, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Option Contracts
The Fund buys or sells put and call options to seek to increase yield, return and income and to manage currency, individual security, market and sector/asset class risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option,
Semi-Annual Shareholder Report

bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The following is a summary of the Fund's written option activity:
Contracts	Number of Contracts	Premium
Outstanding at 11/30/2016	16,555	$3,310,357
Contracts written	76,370	2,623,058
Contracts exercised	(440)	(59,399)
Contracts expired	(27,655)	(4,732,881)
Contracts bought back	(64,830)	(1,141,135)
Outstanding at 5/31/2017	—	$—
The average market value of purchased put and call options held by the Fund throughout the period was $1,833,220 and $285,357, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $363,650 and $72,004, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Total investment in securities, at value options	$1,035,500
Interest rate contracts		—	Payable for daily variation margin on futures contracts	$556,787*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,035,500		$556,787
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Forward Exchange Contracts[1]	Purchased Option Contracts[1]	Written Option Contracts	Total
Interest rate contracts	$(411,331)	$—	$—	$—	$(411,331)
Foreign exchange contracts	—	(277,400)	—	—	(277,400)
Equity contracts	—	—	(19,137,215)	5,599,297	(13,537,918)
TOTAL	$(411,331)	$(277,400)	$(19,137,215)	$5,599,297	$(14,226,649)
1	The net realized loss on Forward Exchange Contracts and Purchased Options Contracts is found within the net realized loss on investments and foreign currency transactions on the Statement of Operations.
Semi-Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Forward Exchange Contracts[2]	Purchased Option Contracts[2]	Written Option Contracts	Total
Interest rate contracts	$(220,232)	$—	$—	$—	$(220,232)
Foreign exchange contracts	—	(262)	—	—	(262)
Equity contracts	—	—	8,769,656	(2,666,408)	6,103,248
TOTAL	$(220,232)	$(262)	$8,769,656	$(2,666,408)	$5,882,754
2	The net change in unrealized appreciation/depreciation of Forward Exchange Contracts and Purchased Options Contracts is found within the Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,490,158	$27,190,274	13,142,892	$98,824,811
Shares issued to shareholders in payment of distributions declared	1,778,351	13,853,743	5,473,376	41,055,229
Shares redeemed	(25,088,040)	(195,712,325)	(41,014,425)	(310,496,607)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(19,819,531)	$(154,668,308)	(22,398,157)	$(170,616,567)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	421,956	$3,295,648	1,927,607	$14,561,139
Shares issued to shareholders in payment of distributions declared	169,257	1,322,397	454,794	3,420,450
Shares redeemed	(1,191,128)	(9,309,140)	(2,387,682)	(17,965,271)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(599,915)	$(4,691,095)	(5,281)	$16,318
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,552,176	$19,860,708	10,781,047	$80,956,937
Shares issued to shareholders in payment of distributions declared	1,362,083	10,614,408	4,397,760	32,986,887
Shares redeemed	(21,126,401)	(164,670,112)	(40,710,778)	(307,795,732)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(17,212,142)	$(134,194,996)	(25,531,971)	$(193,851,908)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	966,637	$7,527,230	2,880,141	$21,634,511
Shares issued to shareholders in payment of distributions declared	458,106	3,568,855	1,226,380	9,196,707
Shares redeemed	(2,916,208)	(22,707,402)	(5,927,580)	(44,725,705)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(1,491,465)	$(11,611,317)	(1,821,059)	$(13,894,487)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	33,675	$264,118	40,267	$302,450
Shares issued to shareholders in payment of distributions declared	2,328	18,169	6,560	49,191
Shares redeemed	(31,011)	(240,539)	(81,546)	(607,465)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	4,992	$41,748	(34,719)	$(255,824)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	13,489,481	$105,463,390	14,760,943	$111,246,268
Shares issued to shareholders in payment of distributions declared	793,920	6,199,045	1,934,602	14,527,435
Shares redeemed	(11,763,499)	(91,865,826)	(25,376,543)	(191,031,353)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,519,902	$19,796,609	(8,680,998)	$(65,257,650)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(36,598,159)	$(285,327,359)	(58,472,185)	$(443,860,118)
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At May 31, 2017, the cost of investments for federal tax purposes was $1,879,735,449. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: a) the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and b) futures contracts was $82,819,571. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $117,154,627 and net unrealized depreciation from investments for those securities having an excess of cost over value of $34,335,056.
At November 30, 2016, the Fund had a capital loss carryforward of $345,218,361 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$236,101,589	$78,466,264	$314,567,853
2017	$30,650,508	NA	$30,650,508
As of November 30, 2016, for federal income tax purposes, the Fund had $1,403,442 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, the Adviser voluntarily waived $961,968 of its fee and voluntarily reimbursed $743,608 of transfer agent fees.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2017, the Sub-Adviser earned a fee of $1,350,882.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares, Class F Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$347,327	$—
Class C Shares	2,739,809	—
Class R Shares	2,861	(1,430)
TOTAL	$3,089,997	$(1,430)
Semi-Annual Shareholder Report

For the six months ended May 31, 2017, the Fund's Class F Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2017, FSC retained $487,908 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2017, FSC retained $52,731 in sales charges from the sale of Class A Shares. FSC also retained $16,548, $142,861, $27,941 and $97,107 of CDSC relating to redemptions of Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended May 31, 2017, FSSC received $116,175 and reimbursed $1,250 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.88%, 1.64%, 1.64%, 0.89%, 1.13% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended May 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $4,385,949 and $11,174,244, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2017, the Adviser reimbursed $4,864. Transactions involving the affiliated holdings during the six months ended May 31, 2017, were as follows:
Affiliates	Balance of Shares Held 11/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2017	Value	Dividend Income
Emerging Markets Core Fund	29,876,576	—	(3,996,843)	25,879,733	$263,196,883	$1,129,554
Federated Mortgage Core Portfolio	29,249,185	—	(5,225,696)	24,023,489	$237,111,841	$580,852
Federated Institutional Prime Value Obligations Fund, Institutional Shares	—	246,191,499	(232,038,998)	14,152,501	$14,156,746	$5,896
High Yield Bond Portfolio	78,059,468	—	(12,861,227)	65,198,241	$421,832,617	$2,158,149
TOTAL OF AFFILIATED TRANSACTIONS	137,185,229	246,191,499	(254,122,764)	129,253,964	$936,298,087	$3,874,451
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2017, were as follows:
Purchases	$500,866,649
Sales	$811,984,498
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2017, the Fund had no outstanding loans. During the six months ended May 31, 2017, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2017, there were no outstanding loans. During the six months ended May 31, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2016	Ending Account Value 5/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,050.30	$4.50
Class B Shares	$1,000	$1,044.90	$8.36
Class C Shares	$1,000	$1,046.30	$8.37
Class F Shares	$1,000	$1,050.30	$4.55
Class R Shares	$1,000	$1,049.20	$5.47
Institutional Shares	$1,000	$1,050.20	$3.22
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.50	$4.43
Class B Shares	$1,000	$1,016.70	$8.25
Class C Shares	$1,000	$1,016.70	$8.25
Class F Shares	$1,000	$1,020.50	$4.48
Class R Shares	$1,000	$1,019.60	$5.39
Institutional Shares	$1,000	$1,021.80	$3.18
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.88%
Class B Shares	1.64%
Class C Shares	1.64%
Class F Shares	0.89%
Class R Shares	1.07%
Institutional Shares	0.63%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Capital Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term at its May 2017 meetings. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors
Semi-Annual Shareholder Report

listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) and subadviser and their advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory and subadvisory contracts occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, subadviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the
Semi-Annual Shareholder Report

Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
Semi-Annual Shareholder Report

associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that
Semi-Annual Shareholder Report

Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Capital Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C878
CUSIP 31420C860
CUSIP 31420C852
CUSIP 31420C845
CUSIP 31420C613
CUSIP 31420C621
8092606 (7/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017